Transactions with Related Parties (Tables)	3 Months Ended
Mar. 31, 2026
Transactions with Related Parties [Abstract]
Schedule of Transactions with Related Parties
	J&F Participações	Banco Original		Key Personnel (a)		Others (b)		Total

As of March 31, 2026
Assets
Cash and cash equivalents	-	582		-		-		582
Trade receivables	-	1,993		-		-		1,993
Financial investments	-	161,643		-		-		161,643
Derivatives instruments	-	26,472		-		-		26,472
Consumer loans	955,915	-		-		103,851		1,059,766
Other receivables	-	-		-		13,758	(4)	13,758
Total	955,915	190,690		-		117,609		1,264,214
Liabilities
Trade payables	15	324		-		-		339
Third-party funds	-	28,685		-		6,289		34,974
Labor obligations	-	-		1,426		-		1,426
Total	15	29,009		1,426		6,289		36,739
For the three-month period ended March 31, 2026
Revenues and expenses
Commission – banking correspondent and marketplace	-	9,902	(1)	-		-		9,902
Income from purchased receivables	41,818	-		-		-		41,818
Revenue from financial investments	-	5,874		-		-		5,874
Interest and other financial expenses	-	(10,245	)(2)	-		-		(10,245)
Financial income	-	-		-		-		-
Selling expenses	(251)	-		-		-		(251)
Net revenue from transaction activities and other services	854	-		-		-		854
Administrative expenses	(3,699)	(1,411)		(20,039	)(3)	-		(25,149)
Total	38,722	4,120		(20,039)		-		22,803
	J&F Participações	Banco Original		Key Personnel (a)		Others (a)	Total

As of December 31, 2025
Assets
Cash and cash equivalents	-	13,837		-		-	13,837
Trade receivables	206	1,269		-		75	1,550
Financial investments	-	154,852		-		-	154,852
Derivative instruments	-	27,572		-		-	27,572
Consumer loans	914,098	-		-		83,352	997,450
Other receivables	74,907	-		-		266	75,173
Total	989,211	197,530		-		83,693	1,270,434
Liabilities
Trade payables	15	324		-		-	339
Third-party funds	-	27,702		-		6,189	33,891
Labor obligations	-	-		1,125		-	1,125
Total	15	28,026		1,125		6,189	35,355
For the three-month period ended March 31, 2025
Revenues and expenses
Commission – banking correspondent and marketplace	-	19,866	(1)	-		326	20,192
Interest and other financial expenses	-	(13,661	)(2)	-		-	(13,661)
Administrative expenses	(4,586)	(5,873)		(5,531	)(3)	-	(15,989)
Total	(4,586)	332		(5,531)		326	(9,458)

(a)	Includes C-suite and Board of Directors.

(b	Including close members of the family and other entities within the Group.

(1)	For the three-month period ended March 31, 2026, the Group recognized revenues of R$ 0 (R$ 3,436 for the three-month period ended March 31, 2025) related to the Credit Card Partnership Agreement, revenues of R$ 9,902 for the three-month period ended March 31, 2026 (R$ 49 for the three-month period ended March 31, 2025) related to banking correspondent services, revenues of R$ 0 for the three-month period ended March 31, 2026 (R$ 16,381 for the three-month period ended March 31, 2025) related to Credit Recovery Services.

(2)	For the three-month period ended March 31, 2026, the Group recorded an expense of R$ 10,245 (R$ 13,661 for the three-month period ended March 31, 2025) related to the Assignment of Rights Agreement.

(3)	For the three-month period ended March 31, 2026, the amount paid as compensation to key management, including short-term benefits, was R$ 20,039 (R$ 5,531 for the three-month period ended March 31, 2025). The amounts were recognized as expenses during the reporting period.

(4)	As of March 31, 2026, these amounts primarily relate to receivables from the salary advances product with employees of related companies. The largest outstanding balance refers to Seara Alimentos, amounting to approximately R$ 11,036.